Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions
Purchase of goods	$ 95,526,134	$ 3,688,492	$ 6,663,431
Amounts due from related parties	4,994,873	0
Related Party
Amount due for purchases of goods from companies controlled by shareholders	11,370,287	940,852
Series A and Series B Preferred Shares investors
Related Party
Outstanding loan balances due to related party	$ 843,940	$ 1,200,559